                      SUPPLEMENT DATED APRIL 10, 2008 TO

                     PROSPECTUS DATED OCTOBER 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

40725NY SUPPC 04/10/08

Subaccounts:

                                                                                        Adviser (and Sub-Adviser(s),
                        Subaccount Investing In             Investment Objective               as applicable)
                        --------------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value         Seeks to provide long-term         A I M Advisors, Inc.
INSURANCE FUNDS         Fund -- Series II shares     growth of capital.
                        --------------------------------------------------------------------------------------------
                        AIM V.I. Capital             Seeks to provide growth of         A I M Advisors, Inc.
                        Appreciation Fund --         capital.
                        Series I shares
                        --------------------------------------------------------------------------------------------
                        AIM V.I. Core Equity         Seeks to provide growth of         A I M Advisors, Inc.
                        Fund -- Series I shares      capital.
                        --------------------------------------------------------------------------------------------
                        AIM V.I. International       Seeks to provide long-term         A I M Advisors, Inc.
                        Growth Fund -- Series II     growth of capital.
                        shares
                        --------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced   Seeks to maximize total return     AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio -- consistent with the adviser's
SERIES FUND, INC.       Class B                      determination of reasonable risk
                        --------------------------------------------------------------------------------------------
                        AllianceBernstein Global     Long-term growth of capital.       AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        --------------------------------------------------------------------------------------------
                        AllianceBernstein Growth     Long-term growth of capital.       AllianceBernstein, L.P.
                        and Income Portfolio --
                        Class B
                        --------------------------------------------------------------------------------------------
                        AllianceBernstein            Long-term growth of capital.       AllianceBernstein, L.P.
                        International Value
                        Portfolio -- Class B
                        --------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap  Long-term growth of capital.       AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        --------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap  Long-term growth of capital.       AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        --------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection      Pursues long-term total return     American Century Investment
VARIABLE PORTFOLIOS II, Fund -- Class II             using a strategy that seeks to     Management, Inc.
INC.                                                 protect against U.S. inflation.
                        --------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.   Seeks capital appreciation and,    BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III            secondarily, income.               (subadvised by BlackRock
                                                                                        Investment Management, LLC)
                        --------------------------------------------------------------------------------------------
                        BlackRock Global Allocation  Seeks high total investment        BlackRock Advisors, LLC
                        V.I. Fund -- Class III       return.                            (subadvised by BlackRock
                                                                                        Investment Management, LLC
                                                                                        and BlackRock Asset
                                                                                        Management U.K. Limited)
                        --------------------------------------------------------------------------------------------
                        BlackRock Large Cap          Seeks long-term capital growth.    BlackRock Advisors, LLC
                        Growth V.I. Fund --                                             (subadvised by BlackRock
                        Class III                                                       Investment Management, LLC)
                        --------------------------------------------------------------------------------------------
                        BlackRock Value              Seeks long-term capital growth.    BlackRock Advisors, LLC
                        Opportunities V.I. Fund --                                      (subadvised by BlackRock
                        Class III                                                       Investment Management, LLC)
                        --------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth      The fund seeks long-term growth    Columbia Management
VARIABLE INSURANCE      Fund, Variable Series --     of capital.                        Advisors, LLC (subadvised by
TRUST I                 Class A                                                         Marsico Capital Management,
                                                                                        LLC)
                        --------------------------------------------------------------------------------------------
                        Columbia Marsico             The fund seeks long-term growth    Columbia Management
                        International Opportunities  of capital.                        Advisors, LLC (subadvised by
                        Fund, Variable Series --                                        Marsico Capital Management,
                        Class B                                                         LLC)
                        --------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income      To provide a high level of current Eaton Vance Management
VARIABLE TRUST          Fund                         income.
                        --------------------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                     Subaccount Investing In              Investment Objective              as applicable)
                     -----------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital     OrbiMed Advisors LLC
                     Fund                              growth by investing in a
                                                       worldwide and diversified
                                                       portfolio of health
                                                       sciences companies.
                     -----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega                Seeks long-term capital     Evergreen Investment Management
ANNUITY TRUST        Fund -- Class 2                   growth.                     Company, LLC
                     -----------------------------------------------------------------------------------------------
FEDERATED            Federated High Income Bond        Seeks high current          Federated Investment Management
INSURANCE SERIES     Fund II -- Service Shares         income by investing in      Company
                                                       lower-rated corporate
                                                       debt obligations,
                                                       commonly referred to as
                                                       "junk bonds."
                     -----------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital               Federated Equity Management
                     Service Shares                    appreciation.               Company of Pennsylvania
                                                                                   (subadvised by Federated Global
                                                                                   Investment Management Corp.)
                     -----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --         Seeks income and capital    Fidelity Management & Research
INSURANCE PRODUCTS   Service Class 2                   growth consistent with      Company (FMR) (subadvised by
FUND                                                   reasonable risk.            Fidelity Investments Money
                                                                                   Management, Inc. (FIMM), FMR
                                                                                   Co., Inc. (FMRC), Fidelity
                                                                                   Research & Analysis Company
                                                                                   (FRAC), Fidelity Management &
                                                                                   Research (U.K.) Inc. (FMR U.K.),
                                                                                   Fidelity International Investment
                                                                                   Advisors (FIAA), Fidelity
                                                                                   International Investment Advisors
                                                                                   (U.K.) Limited (FIAA(U.K.)L),
                                                                                   and Fidelity Investments Japan
                                                                                   Limited (FIJ))
                     -----------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital     FMR (subadvised by FMRC,
                     Service Class 2                   appreciation.               FRAC, FMR U.K., FIIA,
                                                                                   FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital               FMR (subadvised by FMRC,
                     Appreciation Portfolio -- Service appreciation.               FRAC, FMR U.K., FIIA,
                     Class 2                                                       FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income.    FMR (subadvised by FMRC,
                     Service Class 2                   The fund will also          FRAC, FMR U.K., FIIA,
                                                       consider the potential for  FIIA(U.K.)L, and FIJ)
                                                       capital appreciation. The
                                                       fund's goal is to achieve a
                                                       yield which exceeds the
                                                       composite yield on the
                                                       securities comprising the
                                                       Standard & Poors 500/SM/
                                                       Index (S&P 500(R)).
                     -----------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --           Seeks to achieve capital    FMR (subadvised by FMRC,
                     Service Class 2                   appreciation.               FRAC, FMR U.K., FIIA,
                                                                                   FIIA(U.K.)L, and FIJ)
                     -----------------------------------------------------------------------------------------------
                     VIP Growth & Income               Seeks high total return     FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2      through a combination of    FRAC, FMR U.K., FIIA,
                                                       current income and          FIIA(U.K.)L, and FIJ)
                                                       capital appreciation.
                     -----------------------------------------------------------------------------------------------

                                                                                   Adviser (and Sub-Adviser(s),
                   Subaccount Investing In              Investment Objective              as applicable)
                   ----------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond         Seeks as high a level of    FMR (subadvised by FRAC, FIIA
                   Portfolio --Service Class 2       current income as is        and FIIA(U.K.)L)
                                                     consistent with the
                                                     preservation of capital.
                   ----------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth      FMR (subadvised by FMRC,
                   Service Class 2                   of capital.                 FRAC, FMR U.K., FIIA,
                                                                                 FIIA(U.K.)L, and FIJ)
                   ----------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital               FMR (subadvised by FMRC,
                   Service Class 2                   appreciation.               FRAC, FMR U.K., FIIA,
                                                                                 FIIA(U.K.)L, and FIJ)
                   ----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize           Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            income while maintaining
PRODUCTS TRUST                                       prospects for capital
                                                     appreciation. The fund
                                                     normally invests in both
                                                     equity and debt securities.
                                                     The fund seeks income by
                                                     investing in corporate,
                                                     foreign and U.S. Treasury
                                                     bonds as well as stocks
                                                     with dividend yields the
                                                     manager believes are
                                                     attractive.
                   ----------------------------------------------------------------------------------------------
                   Franklin Templeton VIP            The fund's principal        Franklin Templeton Services, LLC
                   Founding Funds Allocation Fund    investment goal is capital  (the fund's administrator)
                   -- Class 2 Shares                 appreciation. Its
                                                     secondary goal is income.
                   ----------------------------------------------------------------------------------------------
                   Mutual Shares Securities          Seeks capital               Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares            appreciation, with income
                                                     as a secondary goal. The
                                                     fund normally invests
                                                     primarily in equity
                                                     securities of companies
                                                     the manager believes are
                                                     undervalued. The fund
                                                     also invests, to a lesser
                                                     extent in risk arbitrage
                                                     securities and distressed
                                                     companies.
                   ----------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital     Templeton Global Advisors
                   Fund -- Class 2 Shares            growth. The fund            Limited
                                                     normally invests
                                                     primarily in equity
                                                     securities of companies
                                                     located anywhere in the
                                                     world, including those in
                                                     the U.S. and in emerging
                                                     markets.
                   ----------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income        GE Asset Management
FUNDS, INC.                                          consistent with prudent     Incorporated
                                                     investment management
                                                     and the preservation of
                                                     capital.
                   ----------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund               Seeks long-term growth      GE Asset Management
                                                     of capital and future       Incorporated
                                                     income.
                   ----------------------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective               as applicable)
                   ------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of         GE Asset Management
                                                     current income consistent     Incorporated
                                                     with the preservation of
                                                     capital and maintenance
                                                     of liquidity.
                   ------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth        GE Asset Management
                                                     of capital and future         Incorporated
                                                     income rather than
                                                     current income.
                   ------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total           GE Asset Management
                                                     return through current        Incorporated (subadvised by
                                                     income and capital            Urdang Securities Management,
                                                     appreciation.                 Inc.)
                   ------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital       GE Asset Management
                                                     and accumulation of           Incorporated (subadvised by SSgA
                                                     income that corresponds       Funds Management, Inc.)
                                                     to the investment return
                                                     of S&P's 500 Composite
                                                     Stock Index.
                   ------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund             Seeks long-term growth        GE Asset Management
                                                     of capital.                   Incorporated (subadvised by
                                                                                   Palisade Capital Management,
                                                                                   L.L.C.)
                   ------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3      Seeks the highest total       GE Asset Management
                   Shares                            return, composed of           Incorporated
                                                     current income and
                                                     capital appreciation, as is
                                                     consistent with prudent
                                                     investment risk.
                   ------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth        GE Asset Management
                                                     of capital.                   Incorporated
                   ------------------------------------------------------------------------------------------------
                   Value Equity Fund                 Seeks long-term growth        GE Asset Management
                                                     of capital and future         Incorporated
                                                     income.
                   ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital       Janus Capital Management LLC
                   Shares                            growth, consistent with
                                                     preservation of capital
                                                     and balanced by current
                                                     income.
                   ------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified             Janus Capital Management LLC
                                                     portfolio/1/ that seeks long-
                                                     term growth of capital.
                   ------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners Variable      Seeks capital                 Legg Mason Partners Fund
PARTNERS VARIABLE  Aggressive Growth Portfolio --    appreciation.                 Advisor, LLC (subadvised by
EQUITY TRUST       Class II                                                        ClearBridge Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Legg Mason Partners Variable      Seeks capital appreciation    Legg Mason Partners Fund
                   Fundamental Value Portfolio --    through investments.          Advisor, LLC (subadvised by
                   Class I                                                         ClearBridge Advisors, LLC)
                   ------------------------------------------------------------------------------------------------

                     /1 /During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /1/ A  non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective              as applicable)
                          ------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE MFS(R) Investors Growth Stock      The fund's investment        Massachusetts Financial Services
TRUST                     Series -- Service Class Shares     objective is to seek         Company
                                                             capital appreciation. The
                                                             fund's objective may be
                                                             changed without
                                                             shareholder approval.
                          ------------------------------------------------------------------------------------------------
                          MFS(R) Investors Trust Series --   The fund's investment        Massachusetts Financial Services
                          Service Class Shares               objective is to seek         Company
                                                             capital appreciation. The
                                                             fund's objective may be
                                                             changed without
                                                             shareholder approval.
                          ------------------------------------------------------------------------------------------------
                          MFS(R) Total Return Series --      The fund's investment        Massachusetts Financial Services
                          Service Class Shares               objective is to seek total   Company
                                                             return. The fund's
                                                             objective may be changed
                                                             without shareholder
                                                             approval.
                          ------------------------------------------------------------------------------------------------
                          MFS(R) Utilities Series -- Service The fund's investment        Massachusetts Financial Services
                          Class Shares                       objective is to seek total   Company
                                                             return. The fund's
                                                             objective may be changed
                                                             without shareholder
                                                             approval.
                          ------------------------------------------------------------------------------------------------
OPPENHEIMER               Oppenheimer Balanced Fund/         Seeks a high total           OppenheimerFunds, Inc.
VARIABLE ACCOUNT          VA -- Service Shares               investment return, which
FUNDS                                                        includes current income
                                                             and capital appreciation
                                                             in the value of its shares.
                          ------------------------------------------------------------------------------------------------
                          Oppenheimer Capital                Seeks capital appreciation   OppenheimerFunds, Inc.
                          Appreciation Fund/VA --            by investing in securities
                          Service Shares                     of well-known,
                                                             established companies.
                          ------------------------------------------------------------------------------------------------
                          Oppenheimer Global Securities      Seeks long-term capital      OppenheimerFunds, Inc.
                          Fund/VA -- Service Shares          appreciation by investing
                                                             a substantial portion of its
                                                             assets in securities of
                                                             foreign issuers, "growth
                                                             type" companies, cyclical
                                                             industries and special
                                                             situations that are
                                                             considered to have
                                                             appreciation possibilities.
                          ------------------------------------------------------------------------------------------------
                          Oppenheimer Main Street            Seeks high total return      OppenheimerFunds, Inc.
                          Fund/VA -- Service Shares          (which includes growth in
                                                             the value of its shares as
                                                             well as current income)
                                                             from equity and debt
                                                             securities.
                          ------------------------------------------------------------------------------------------------
                          Oppenheimer Main Street Small      Seeks capital                OppenheimerFunds, Inc.
                          Cap Fund/VA -- Service Shares      appreciation.
                          ------------------------------------------------------------------------------------------------
                          Oppenheimer MidCap Fund/           Seeks capital appreciation   OppenheimerFunds, Inc.
                          VA -- Service Shares               by investing in "growth
                                                             type" companies.
                          ------------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                          Subaccount Investing In               Investment Objective            as applicable)
                          --------------------------------------------------------------------------------------------
PIMCO VARIABLE            All Asset Portfolio -- Advisor    Seeks maximum real           Pacific Investment Management
INSURANCE TRUST           Class Shares                      return consistent with       Company LLC
                                                            preservation of real
                                                            capital and prudent
                                                            investment management.
                          --------------------------------------------------------------------------------------------
                          High Yield Portfolio --           Seeks maximum total          Pacific Investment
                          Administrative Class Shares       return, consistent with      Management Company LLC
                                                            preservation of capital
                                                            and prudent investment
                                                            management. Invests at
                                                            least 80% of its assets in a
                                                            diversified portfolio of
                                                            high yield securities
                                                            ("junk bonds") rated
                                                            below investment grade
                                                            but rated at least Caa by
                                                            Moody's or CCC by
                                                            S&P, or, if unrated,
                                                            determined by PIMCO to
                                                            be of comparable quality,
                                                            subject to a maximum of
                                                            5% of its total assets in
                                                            securities rated Caa by
                                                            Moody's or CCC by
                                                            S&P, or, if unrated,
                                                            determined by PIMCO to
                                                            be of comparable quality.
                          --------------------------------------------------------------------------------------------
                          Long-Term U.S. Government         Seeks maximum total          Pacific Investment
                          Portfolio -- Administrative Class return, consistent with      Management Company LLC
                          Shares                            preservation of capital
                                                            and prudent investment
                                                            management.
                          --------------------------------------------------------------------------------------------
                          Low Duration Portfolio --         Seeks maximum total          Pacific Investment
                          Administrative Class Shares       return, consistent with      Management Company LLC
                                                            preservation of capital
                                                            and prudent investment
                                                            management.
                          --------------------------------------------------------------------------------------------
                          Total Return Portfolio --         Seeks maximum total          Pacific Investment
                          Administrative Class Shares       return, consistent with      Management Company LLC
                                                            preservation of capital
                                                            and prudent investment
                                                            management.
                          --------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES     Jennison Portfolio -- Class II    Seeks long-term growth       Prudential Investments LLC
FUND                                                        of capital.                  (subadvised by Jennison
                                                                                         Associates LLC)
                          --------------------------------------------------------------------------------------------
                          Jennison 20/20 Focus              Seeks long-term growth       Prudential Investments LLC
                          Portfolio -- Class II             of capital.                  (subadvised by Jennison
                                                                                         Associates LLC)
                          --------------------------------------------------------------------------------------------
                          Natural Resources Portfolio --    Seeks long-term growth       Prudential Investments LLC
                          Class II                          of capital.                  (subadvised by Jennison
                                                                                         Associates LLC)
                          --------------------------------------------------------------------------------------------
THE UNIVERSAL             Equity and Income Portfolio --    Seeks both capital           Morgan Stanley Investment
INSTITUTIONAL FUNDS, INC. Class II Shares                   appreciation and current     Management Inc.
                                                            income.
                          --------------------------------------------------------------------------------------------
VAN KAMPEN LIFE           Comstock Portfolio -- Class II    Seeks capital growth and     Van Kampen Asset Management
INVESTMENT TRUST          Shares                            income through
                                                            investments in equity
                                                            securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common
                                                            and preferred stocks.
                          --------------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800 313.5282

                                or by writing:

                    Genworth Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.